Note 6 - Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan to develop and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., "Multifeed"), comprehensive portal site operations (Internet Revolution Inc., "i-revo"), point management systems operations (Trinity Inc., "Trinity"), research and software development (Stratosphere Inc., "Stratosphere") and offering cloud-based systems that undergird smartphone applications (Appiaries Corporation, "Appiaries").

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2013 and 2014, and for each of the three years in the period ended March 31, 2014 are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Accounts receivable	-	¥52,422	¥43,170	$419
Accounts payable	-	39,734	40,613	394
Revenues	¥624,718	598,765	538,288	5,227
Costs and expenses	403,400	456,892	451,342	4,383

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2013 and 2014 consisted of the following:

	Thousands of Yen				Thousands of U.S. Dollars
	2013		2014		2014

Multifeed	33.00%	¥1,141,909	33.00%	¥1,244,512	$12,085
i-revo	30.00	371,888	30.00	529,142	5,138
Trinity	33.75	93,154	33.75	88,804	862
Stratosphere	50.00	74,772	50.00	32,451	315
Appiaries	-	-	49.00	190,780	1,853

Total		¥1,681,723		¥2,085,689	$20,253

The Company also had a loan of ¥20,000 thousand ($194 thousand) to Stratosphere, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2014.

The Company acquired shares in Appiaries for ¥199,920 thousand ($1,941 thousand) in March 2014, which was managed as a joint venture with a certain cloud-based systems operating company.

As of March 31, 2014, the balance of equity-method goodwill was ¥53,841 thousand  ($523 thousand) and was included in “Investments in equity method investees” in the Company’s consolidated balance sheets.